CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowances for doubtful accounts (in dollars)	$ 5,152,466	$ 7,638,434
Common shares, par value (in dollars per share)	$ 0	$ 0
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	203,331,288	204,846,064
Common shares, shares outstanding	203,205,688	203,777,464